Acquisitions, Dispositions and Restructuring - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2014 Vessel	Dec. 31, 2013 JointVentures	Mar. 19, 2012 Vessel	Jun. 30, 2014	Apr. 30, 2014	Jun. 30, 2014
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Issuance of tangible equity units		$ 240,044,000
Number of joint ventures entered			2
Equity method investment recorded	25,500,000	21,000,000	25,500,000
Non controlling interest of equity method investment	20,900,000	20,900,000	20,900,000
Capital in excess of par value	4,600,000	3,100,000	4,600,000
Decrease in equity method investment		4,500,000
Number of vessels held for sale		4
Proceeds from sale of discontinued assets	32,000,000	24,500,000
Gain on sale of assets	12,500,000	11,100,000
Minimum [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expected restructuring charges		25,000,000
Maximum [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expected restructuring charges		30,000,000
Charter Fleet Business [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of vessels sold				10
Secunda International Limited [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Number of vessels				14
Morgan City Facility [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from sale of discontinued assets					13,600,000
Gain on sale of assets					11,400,000
Texas [Member] | Harbor Island Facility [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Proceeds from sale of discontinued assets						31,700,000
Americas, Europe and Africa [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale of assets					1,300,000
Americas, Europe and Africa [Member] | Harbor Island Facility [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Gain on sale of assets						25,000,000	25,100,000
Oceanteam ASA [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of interest acquired in subsidiary		50.00%
Purchase consideration - cash		32,900,000
Decrease in noncontrolling interest recorded		(44,000,000)
Issuance of tangible equity units		11,100,000
Deepsea Group Limited [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Purchase consideration - cash			6,000,000
Total purchase consideration			9,000,000
Deepsea Group Limited [Member] | Restricted Shares [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Purchase consideration - restricted shares			313,580
THHE Fabricators Sdn. Bhd [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Percentage of interest acquired in subsidiary	30.00%		30.00%
Issuance of tangible equity units		$ (1,500,000)